Equity Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Equity Based Compensation
Schedule of assumptions used in estimating the fair value of awards granted

Other assumptions used in estimating the fair value of awards granted through September 30, 2013 included the following:

Remaining Term	8.17 to 9.51 years
Volatility*	113.4% to 181.5%	*
Risk-Free Rate	0.04% to 2.43%
Dividend Yield	—

*   The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

Summary of stock option activity under the Plans

Stock Options	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2013	192,160	$159.76	$—	9.20
Granted	2,000	15.00	—	—
Exercised	—	—	—	—
Forfeited or expired	30,060	144.29	—	—
Outstanding at September 30, 2013	164,100	$160.83	$—	8.76
Vested at September 30, 2013	147,767	$163.95	$—	8.71

Stock Options	Shares (000)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2012	68	$212.50	$19,636	9.74
Granted	127	130.50	—	9.45
Exercised	—	—	—	—
Forfeited or expired	(3)	130.00	—	—
Outstanding at March 31, 2013	192	159.76	—	9.20
Vested at March 31, 2013	132	171.50	—	9.13

Summary of status of the non-vested stock options

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2013	59,883	$102.06
Granted	2,000	0.17
Vested	(25,550)	191.63
Forfeited	(20,000)	128.40
Non-vested at September 30, 2013	16,333	$82.78

Non-vested Stock Options	Shares (000)	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2012	20	$238.50
Granted	127	98.50
Vested	(84)	100.50
Forfeited	(3)	122.50
Non-vested at March 31, 2013	60	102.06

Stock Options
Equity Based Compensation
Schedule of assumptions used in estimating the fair value of awards granted

Assumptions used in estimating the fair value of awards granted through March 31, 2013 included the following:

Expected term	5.0 to 9.47 years
Volatility*	128.57% to 181.46%	*
Risk-free rate	0.63% to 2.00%
Dividend yield	—

*   The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

Warrants Issued for Services
Equity Based Compensation
Schedule of assumptions used in estimating the fair value of awards granted

Assumptions used in estimating the fair value of awards granted through March 31, 2013 included the following:

Expected term	2.0 to 5.0 years
Volatility*	106.22% to 177.26%	*
Risk-free rate	0.22% to 1.52%
Dividend yield	—

*           The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.